Calvert International Responsible Index Fund

Calvert US Large-Cap Core Responsible Index Fund

Calvert US Large-Cap Growth Responsible Index Fund

Calvert US Large-Cap Value Responsible Index Fund

Calvert US Mid-Cap Core Responsible Index Fund

Supplement to Summary Prospectuses and Prospectus dated February 1, 2024

The following changes are effective July 1, 2024:

1. The portfolio management team for Calvert International Responsible Index Fund is as follows:

Jennifer Mihara, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 31, 2016. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Gordon Wotherspoon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

2. The portfolio management team for Calvert US Large-Cap Core Responsible Index Fund is as follows:

Jennifer Mihara, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 31, 2016. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Gordon Wotherspoon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

3. The portfolio management team for Calvert US Large-Cap Growth Responsible Index Fund is as follows:

Jennifer Mihara, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 31, 2016. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Gordon Wotherspoon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

4. The portfolio management team for Calvert US Large-Cap Value Responsible Index Fund is as follows:

Jennifer Mihara, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 31, 2016. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Gordon Wotherspoon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

5. The portfolio management team for Calvert US Mid-Cap Core Responsible Index Fund is as follows:

Jennifer Mihara, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

Thomas C. Seto, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since December 31, 2016. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Fund after December 31, 2024.

Gordon Wotherspoon, Managing Director of Morgan Stanley and Vice President of CRM, has managed the Fund since July 1, 2024.

6. The following replaces the fifth paragraph under “Management.” in “Management and Organization” in the Funds’ Prospectus:

The portfolio managers of each Fund are Jennifer Mihara (since July 1, 2024), Thomas C. Seto (since December 31, 2016) and Gordon Wotherspoon (since July 1, 2024). Mr. Seto is a Managing Director of Morgan Stanley and Vice President of CRM and Head of Investment Management at Parametric Portfolio Associates LLC (“Parametric”), an affiliate of CRM, and was previously Director of Portfolio Management at Parametric for more than five years. Ms. Mihara is currently a Managing Director of Morgan Stanley and Vice President of CRM, and has been a Managing Director (since June 2020) and previously Director, of Centralized Portfolio Management at Parametric for more than five years. Mr. Wotherspoon is currently a Managing Director of Morgan Stanley and Vice President of CRM and Managing Director, Advisor Channel Portfolio Management at Parametric for more than five years. Messrs. Seto and Wotherspoon and Ms. Mihara have been employees of the Eaton Vance organization for more than five years and currently manage other funds and portfolios. Mr. Seto intends to retire and will no longer serve as a Portfolio Manager of the Funds after December 31, 2024.

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